Convertible Notes - Schedule of Embedded Derivative Liability (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 18, 2026	Mar. 31, 2025
Schedule of Embedded Derivative Liability [Abstract]
Share Price: (in Dollars per share)	$ 10.06	$ 3.87
Credit spread (basis points): (in Dollars)	$ 295	$ 559
Risk free rate:	3.53%	3.66%
Volatility:	65.00%	42.00%
Dividend yield:	0.25%	0.65%